OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Trade accounts receivable, net	$ 0	$ 392
Accrued income	29,606	26,113
Prepaid expenses	8,010	5,929
Total other current assets	50,105	46,234
Nonrelated Party
Related Party Transaction [Line Items]
Other receivables	$ 12,489	$ 13,800